REAL ESTATE (Schedule of Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate [Abstract]
Pro forma revenues	$ 79,357	$ 78,482
Pro forma equity in joint venture income	17,063	7,719
Pro forma net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$ (11,387)	$ (12,447)
Pro forma net loss per share:
Basic (in dollars per share)	$ (0.21)	$ (0.29)